FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	72.27%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	22.90%	25.60%	26.70%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	8.70%	10.70%	10.90%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	58.00%